Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of inventory

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Wireless devices and accessories	189	189
Merchandise and other	293	250
Total inventory	482	439